16. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
16. Fair Value of Financial Instruments
Carrying amount and estimated fair value of the Company's financial instruments
(Dollars in thousands)
		Fair Value Measurements at December 31, 2021
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$277,499	277,499	-	-	277,499
Investment securities available for sale	406,549	-	406,549	-	406,549
Other investments	3,668	-	-	3,668	3,668
Mortgage loans held for sale	3,637	-	-	3,637	3,637
Loans, net	875,514	-	-	855,814	855,814
Mutual funds held in deferred
compensation trust	1,510	-	1,510	-	1,510

Liabilities:
Deposits	$1,412,748	-	-	1,401,833	1,401,833
Securities sold under agreements
to repurchase	37,094	-	37,094	-	37,094
Junior subordinated debentures	15,464	-	15,464	-	15,464
(Dollars in thousands)
		Fair Value Measurements at December 31, 2020
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$161,580	161,580	-	-	161,580
Investment securities available for sale	245,249	-	245,249	-	245,249
Other investments	4,155	-	-	4,155	4,155
Mortgage loans held for sale	9,139	-	-	9,139	9,139
Loans, net	938,731	-	-	924,845	924,845
Mutual funds held in deferred
compensation trust	1,320	-	1,320	-	1,320

Liabilities:
Deposits	$1,221,086	-	-	1,216,503	1,216,503
Securities sold under agreements
to repurchase	26,201	-	26,201	-	26,201
Junior subordinated debentures	15,464	-	15,464	-	15,464